CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTE

Note 12 - CONVERTIBLE NOTE

On September 22, 2025, the Company entered into a Securities Purchase Agreement (the “SPA”) with an institutional investor (the “Investor”), pursuant to which the Company agreed to allot and issue up to $6,000,000 in face value of original issue discount convertible advances (the “Advances”).

Under the SPA, the Company may issue up to $6,000,000 in aggregate principal amount of Advances in three tranches. The First Tranche of $2,000,000 is issued in two installments: $1,500,000 at initial closing and $500,000 upon the effectiveness of an initial resale registration statement to be filed with the U.S. Securities and Exchange Commission (“SEC”). The Second Tranche of $2,000,000 becomes available upon satisfaction of certain equity conditions, including minimum trading volume, market capitalization, and the absence of SEC reporting deadlines in the following 90 days. The Third Tranche, also $2,000,000, may be issued by mutual consent and satisfaction of certain conditions within 360 days following the Second Tranche closing. Each Advance is convertible into the Company’s Class A Ordinary Shares (“Common Stock”) at the lower of 120% of the average of the three daily volume weighted average prices (“VWAP”) before the applicable closing, or a floating price based on 93% of the lowest VWAP in the ten trading days immediately preceding conversion, if no event of default exists.

The initial closing of the First Tranche occurred on September 22, 2025, pursuant to which the Company issued an Advance in the initial principal amount of $1,500,000 for gross proceeds of $1,380,000. The second closing of the First Tranche occurred on December 18, 2025, pursuant to which the Company issued an Advance in the principal amount of $500,000 for gross proceeds of $425,000.

Upon completion of the initial closing of the First Tranche, the Company was required to register 50,000 pre-delivery shares and 150,000 pre-funded warrants in the name of the Investor. The Company completed the registration of such pre-delivery shares and pre-funded warrants on January 6, 2026. On February 11, 2026, the Investor exercised 150,000 pre-funded warrants, which were converted into 150,000 pre-delivery shares.

The Company has identified and evaluated the embedded features of the convertible notes, and concluded that (i) the Company call option, contingent interest features for event of default, the right to prepay, and event of delisting put option are clearly and closely related to the debt host instrument and, therefore, are not required to be bifurcated under ASC 815, (ii) the conversion right is eligible for a scope exception from derivative accounting and is not required to be bifurcated under ASC 815. Consequently, the Company accounts for the convertible notes as a liability following the respective guidance ASC 470.

As pre-delivery shares can be separately exercised, i.e. each can continue to exist unchanged when the other is exercised; the Company concluded that they were freestanding. The pre-delivery shares are considered a form of stock borrowing facility and are accounted for as own-share lending arrangement. The Company did not receive any proceeds or pay any consideration related to the pre-delivery shares. Although legally issued, the pre-delivery shares were not considered outstanding and therefore excluded from basic and diluted loss per share unless default of the share lending arrangement occurs, at which time the pre-delivery shares would be included in the basic and diluted loss per share calculation.

The Company has identified and evaluated the embedded conversion features of the notes in accordance with ASC 815, Derivatives and Hedging. Because the conversion price is subject to adjustment based on future market prices, the conversion features are not considered indexed to the Company’s own stock. Consequently, the embedded conversion features were bifurcated from the host debt and accounted for as separate derivative liabilities.

For the year ended December 31, 2025, the net interest expense related to the convertible notes was $40,746, and has been included in the other expenses section of the consolidated income statement. The Company has no cash interest payment obligations; all interest expenses represent non-cash charges arising from the amortization of the discount on the convertible notes issuance, with the corresponding interest amounts fully incorporated into the amortized cost of the convertible notes.

The amortized cost of the Convertible Note as of December 31, 2025 consisted of the following:

As of December 31,
2025
Convertible Note Principal- Issued in December, 2025	$2,000,000
Convertible Note Interest Adjustment	(186,754)
Total	$1,813,246